Share consolidation	12 Months Ended
Dec. 31, 2019
Share consolidation
Share consolidation

4     Share consolidation

On October 16, 2019, the Company completed a consolidation (Share Consolidation) of its share capital on the basis of ten existing common shares for one new common share.  As a result of the Share Consolidation, the 118,527,485 common shares issued and outstanding as at that date were consolidated to 11,852,749 common shares outstanding.  The Share Consolidation was previously approved by the shareholders at the Annual General Meeting held on June 13, 2019. All information in these consolidated financial statements is presented on a post-Share Consolidation basis, including comparatives.